Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37367
Entity Registrant Name	CapForce Inc.
Entity Central Index Key	0001293818
Entity Tax Identification Number	06-1614015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Homer Building
Entity Address, Address Line Two	601 13th Street NW
Entity Address, Address Line Three	12th Floor
[custom:EntityAddressAddressLine4]	Office 29
Entity Address, City or Town	Washington
Entity Address, Country	US
Entity Address, Postal Zip Code	20005
City Area Code	(301)
Local Phone Number	869-9683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CFOR
Entity Emerging Growth Company	false